Debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Debt	Debt
The following table summarizes the Company’s principal outstanding debt, unamortized debt discounts/premiums and unamortized debt issuance costs as of the dates indicated:

					Outstanding as of
Borrowing Description	Collateral Balances(1)	Interest Rate(2)	Termination/ Maturity(3)	Total Capacity(4)	December 31, 2021(5)	December 31, 2020
Student Loan Warehouse Facilities
SoFi Funding I	$—	1ML + 125 bps	April 2022	$200,000	$—	$374,575
SoFi Funding III(6)	4,440	PR – 134 bps	September 2024	75,000	3,930	30,170
SoFi Funding V(7)	—	1ML + 135 bps	May 2023	350,000	—	—
SoFi Funding VI	60,614	3ML + 125 bps	March 2024	600,000	56,709	432,437
SoFi Funding VII	313,726	SOFR + 85 bps	September 2024	500,000	284,475	276,910
SoFi Funding VIII	269,254	1ML + 90 bps	May 2022	300,000	245,723	221,342
SoFi Funding IX(8)	10,417	SOFR+ 210 bps and CP + 87.5 bps	May 2025	500,000	9,816	70,780
SoFi Funding X(9)	33,423	CP + 125 bps	April 2024	400,000	29,647	44,136
SoFi Funding XI(10)	—	CP + 115 bps	November 2023	500,000	—	87,404
SoFi Funding XII(11)	25,087	CP + 115 bps	November 2024	200,000	20,267	—
SoFi Funding XIII	481,731	SOFR + 55 bps	April 2024	450,000	424,348	—
Total, before unamortized debt issuance costs	$1,198,692			$4,075,000	$1,074,915	$1,537,754
Unamortized debt issuance costs					$(7,540)	$(7,940)
Weighted average effective interest rate					1.45%	2.29%

					Outstanding as of
Borrowing Description	Collateral Balances(1)	Interest Rate(2)	Termination/ Maturity(3)	Total Capacity(4)	December 31, 2021(5)	December 31, 2020
Personal Loan Warehouse Facilities
SoFi Funding PL I(12)	$14,516	CP + 137.5 bps	September 2023	$250,000	$11,911	$—
SoFi Funding PL II	—	3ML + 225 bps	July 2023	400,000	—	137,420
SoFi Funding PL III	—	1ML + 175 bps	May 2023	250,000	—	2,793
SoFi Funding PL IV(13)	—	CP + 170 bps	November 2023	500,000	—	132,416
SoFi Funding PL VI(14)	—	CP + 170 bps	September 2024	50,000	—	107,595
SoFi Funding PL VII	88,976	1ML + 115 bps	June 2022	250,000	71,572	15,610
SoFi Funding PL X	—	1ML + 142.5 bps	February 2023	200,000	—	3,004
SoFi Funding PL XI	—	1ML + 170 bps	January 2022	200,000	—	112,478
SoFi Funding PL XII	—	1ML + (225-315 bps)	June 2021	—	—	127,724
SoFi Funding PL XIII	—	1ML + 175 bps	January 2030	300,000	—	219,362
SoFi Funding PL XIV(15)	168,624	1ML + 90 bps	October 2024	300,000	144,662	—
Total, before unamortized debt issuance costs	$272,116			$2,700,000	$228,145	$858,402
Unamortized debt issuance costs					$(3,898)	$(6,692)
Weighted average effective interest rate					2.08%	3.63%

Home Loan Warehouse Facilities
Mortgage Warehouse VI	$—	SOFR + 200 bps	October 2022	$1,000	$—	$—
Total, before unamortized debt issuance costs	$—			$1,000	$—	$—
Weighted average effective interest rate					—%	—%

Credit Card Warehouse Facilities
SoFi Funding CC I LLC(16)	$14,471	CP + 175 bps	October 2022	$100,000	$11,810	$—
Total, before unamortized debt issuance costs	$14,471			$100,000	$11,810	$—
Unamortized debt issuance costs					$(312)	$—
Weighted average effective interest rate					6.39%	—%

Risk Retention Warehouse Facilities(17)
SoFi RR Funding I	$28,407	3ML + 200 bps	January 2024	$100,000	$22,608	$54,304
SoFi RR Repo	84,240	3ML + 185 bps	June 2023	192,141	69,843	75,863
SoFi C RR Repo	—	3ML + (180-185 bps)	December 2021		—	42,757
SoFi RR Funding II	109,204	1ML + 125 bps	November 2024		98,031	160,199
SoFi RR Funding III	43,334	1ML + 125 bps	November 2024		39,158	60,786
SoFi RR Funding IV(7)	81,797	1ML + 150 bps	October 2027	100,000	66,555	37,334
SoFi RR Funding V	54,791	298 bps	December 2025		29,453	—
Total, before unamortized debt issuance costs	$401,773				$325,648	$431,243
Unamortized debt issuance costs					$(2,086)	$(2,052)
Weighted average effective interest rate					2.00%	2.24%

					Outstanding as of
Borrowing Description	Collateral Balances(1)	Interest Rate(2)	Termination/ Maturity(3)	Total Capacity(4)	December 31, 2021(5)	December 31, 2020
Revolving Credit Facility
SoFi Corporate Revolver(18)(19)	n/a	1ML + 100 bps	September 2023	$560,000	$486,000	$486,000
Total, before unamortized debt issuance costs				$560,000	$486,000	$486,000
Unamortized debt issuance costs					$(626)	$(987)
Weighted average effective interest rate					1.18%	1.26%

Convertible senior notes(20)	n/a	0.00%	October 2026		$1,200,000	$—
Total, before unamortized debt issuance costs and discount					$1,200,000	$—
Unamortized debt issuance costs					$(1,634)	$—
Unamortized discount					(22,858)	—
Weighted average effective interest rate					0.43%	—%

Seller note(21)	n/a	1000 bps	February 2021		$—	$250,000
Total					$—	$250,000
Weighted average effective interest rate					10.00%	10.00%

Other financing – various notes(21)	n/a	331 – 547 bps	July 2021		$—	$4,375
Total					$—	$4,375
Weighted average effective interest rate					3.58%	3.64%

Student Loan Securitizations
SoFi PLP 2016-B LLC	$48,821	1ML + (120-380 bps)	April 2037		$43,186	$69,448
SoFi PLP 2016-C LLC	55,662	1ML + (110-335 bps)	May 2037		49,685	81,115
SoFi PLP 2016-D LLC	69,636	1ML + (95-323 bps)	January 2039		61,760	93,942
SoFi PLP 2016-E LLC	81,975	1ML + (85-443 bps)	October 2041		74,242	117,800
SoFi PLP 2017-A LLC	102,677	1ML + (70-443 bps)	March 2040		92,972	146,064
SoFi PLP 2017-B LLC	86,686	274 – 444 bps	May 2040		78,811	129,873
SoFi PLP 2017-C LLC	113,022	1ML + (60-421 bps)	July 2040		102,814	161,897
Total, before unamortized debt issuance costs and discount	$558,479				$503,470	$800,139
Unamortized debt issuance costs					$(3,851)	$(5,958)
Unamortized discount					(1,094)	(1,654)
Weighted average effective interest rate					3.30%	3.22%

					Outstanding as of
Borrowing Description	Collateral Balances(1)	Interest Rate(2)	Termination/ Maturity(3)	Total Capacity(4)	December 31, 2021(5)	December 31, 2020
Personal Loan Securitizations
SoFi CLP 2016-1 LLC	$—	326 bps	December 2021		$—	$36,546
SoFi CLP 2016-2 LLC	—	477 bps	December 2021		—	37,973
SoFi CLP 2016-3 LLC	—	449 bps	September 2021		—	30,780
SoFi CLP 2018-3 LLC	82,550	402 – 467 bps	August 2027		76,535	163,784
SoFi CLP 2018-4 LLC	93,564	417 – 476 bps	November 2027		86,835	184,831
SoFi CLP 2018-3 Repack LLC	—	200 bps	March 2021		—	2,457
SoFi CLP 2018-4 Repack LLC	—	200 bps	June 2021		—	5,853
Total, before unamortized debt issuance costs, premiums and discount	$176,114				$163,370	$462,224
Unamortized debt issuance costs					$(1,683)	$(3,057)
Unamortized premium (discount)					207	(2,872)
Weighted average effective interest rate					4.58%	4.47%

Total, before unamortized debt issuance costs, premiums and discounts					$3,993,358	$4,830,137
Less: unamortized debt issuance costs, premiums and discounts					(45,375)	(31,212)
Total reported debt					$3,947,983	$4,798,925
__________________
(1)As of December 31, 2021, represents unpaid principal balances, with the exception of the risk retention warehouse facilities, which include securitization-related investments carried at fair value. In addition, certain securitization interests that eliminate in consolidation are pledged to risk retention warehouse facilities. Collateral balances relative to debt balances as presented may vary period to period due to the timing of the next scheduled payment to the warehouse facility.
(2)Unused commitment fees ranging from 0 to 75 basis points (“bps”) on our various warehouse facilities are recognized as noninterest expense—general and administrative in our consolidated statements of operations and comprehensive income (loss). “ML” stands for “Month LIBOR”. As of December 31, 2021, 1ML and 3ML was 0.10% and 0.21%, respectively. As of December 31, 2020, 1ML and 3ML was 0.14% and 0.24%, respectively. “SOFR” stands for “Secured Overnight Financing Rate”. As of December 31, 2021, SOFR was 0.05%. “PR” stands for “Prime Rate”. As of December 31, 2021 and 2020, PR was 3.25% and 3.25%, respectively.
(3)For securitization debt, the maturity of the notes issued by the various trusts occurs upon either the maturity of the loan collateral or full payment of the loan collateral held in the trusts. Our maturity date represents the legal maturity of the last class of maturing notes. Securitization debt matures as loan collateral payments are made.
(4)Represents total capacity as of December 31, 2021.
(5)There was a debt discount of $24,000 associated with the Convertible Notes discussed below and a debt premium of $335 issued during the year ended December 31, 2021. We paid $1,600 during 2021 related to debt issuance costs accrued in 2020.
(6)Warehouse facility has a prime rate floor of 309 bps.
(7)Warehouse facilities have a 1ML floor of 25 bps.
(8)Warehouse facility incurs different interest rates on its two types of asset classes. One such class incurs interest based on a commercial paper (“CP”) rate, which is determined by the facility lender. As of December 31, 2021 and 2020, the CP rate for this facility was 0.19% and 0.25%, respectively.
(9)Warehouse facility incurs interest based on a CP rate, which is determined by the facility lender. As of December 31, 2021 and 2020, the CP rate for this facility was 0.24% and 0.28%, respectively.
(10)Warehouse facility incurs interest based on a CP rate, which is determined by the facility lender. As of December 31, 2021 and 2020, the CP rate for this facility was 0.19% and 0.25%, respectively.
(11)Warehouse facility incurs interest based on a CP rate, which is determined by the facility lender. As of December 31, 2021, the CP rate for this facility was 0.19%. Under certain conditions, warehouse facility could incur an interest rate spread of 215 bps.
(12)Warehouse facility incurs interest based on a CP rate, which is determined by the facility lender. As of December 31, 2021, the CP rate for this facility was 0.18%. As of December 31, 2020, this facility incurred interest based on 1ML.
(13)Warehouse facility incurs interest based on a CP rate, which is determined by the facility lender. As of December 31, 2021 and 2020, the CP rate for this facility was 0.16% and 0.25%, respectively.
(14)Warehouse facility incurs interest based on a CP rate, which is determined by the facility lender. As of December 31, 2021, the CP rate for this facility was 0.16%. As of December 31, 2020, this facility incurred interest based on 3ML.
(15)Warehouse facility expected to be subject to SOFR + 11.5 bps upon benchmark replacement.
(16)Warehouse facility incurs interest at a spread (as indicated in the table) plus the lower of (a) 3ML plus 35 bps or (b) the CP rate for this facility, which is determined by the facility lender. As of December 31, 2021, the CP rate for this facility was 0.24%.
(17)Financing was obtained for both asset-backed bonds and residual investments in various personal loan and student loan securitizations, and the underlying collateral are the underlying asset-backed bonds and residual investments. We only state capacity amounts in this table for risk retention facilities wherein we can pledge additional asset-backed bonds and residual investments as of December 31, 2021.
(18)As of December 31, 2021, $6.0 million of the revolving credit facility total capacity was not available for general borrowing purposes because it was utilized to secure a letter of credit. Refer to our letter of credit disclosures in Note 16 for more details.
(19)Interest rate presented is the interest rate on standard withdrawals on our revolving credit facility, while same-day withdrawals incur interest based on PR.
(20)In the fourth quarter of 2021, we issued and sold convertible senior notes. See related section below for additional information.
(21)Part of our consideration to acquire Galileo was in the form of a seller note financing arrangement, which we paid off in February 2021. See Note 2 for additional information. We also assumed certain other financing arrangements resulting from our acquisition of Galileo, which we paid off during the third quarter of 2021.
Convertible Senior Notes
In October 2021, we issued $1.2 billion aggregate principal amount of Convertible Notes due 2026, pursuant to an indenture, dated October 4, 2021, between the Company and U.S. Bank National Association, as trustee. The Convertible Notes are unsecured, unsubordinated obligations. The Convertible Notes do not bear regular interest. The Convertible Notes will mature on October 15, 2026, unless earlier repurchased, redeemed or converted.
The net proceeds from the offering were $1.176 billion, after deducting the 2% initial purchasers’ discount of $24 million, and before the cost of the capped call transactions, as described below, and offering expenses payable by the Company. The debt issuance costs of $1.7 million included third-party legal and accounting fees. The original issue discount and debt issuance costs are amortized into interest expense—corporate borrowings in the consolidated statements of operations and comprehensive income (loss) using the effective interest method over the contractual term of the Convertible Notes. For the year ended December 31, 2021, total interest expense on the Convertible Notes was $1.2 million, related to amortization of debt discount and issuance costs.
We used a portion of the net proceeds to fund the cost of entering into the capped call transactions, as described in Note 12. The remainder of the net proceeds from the offering were used to pay related expenses and were allocated for general corporate purposes.
Conversion
The Convertible Notes are convertible by the noteholders prior to the close of business on the business day immediately preceding April 15, 2026, if certain conditions related to the Company’s share price are met, there are certain corporate events or distributions of the Company’s stock, or the Company calls the notes for redemption, each as set forth in the indenture. On and after April 15, 2026 until the close of business on the second scheduled trading day immediately preceding the maturity date, the Convertible Notes are freely convertible by the noteholders. The conversion rate is 44.6150 shares of our common stock per $1,000 principal amount of Convertible Notes, which represents an initial conversion price of approximately $22.41 per share of our common stock. As of December 31, 2021, the Convertible Notes are potentially convertible into 53,538,000 shares of common stock.
Settlement
We will settle conversions by paying or delivering, at our election, cash, shares of our common stock or a combination of cash and shares of our common stock, based on the applicable conversion rate(s). If we elect to deliver cash or a combination of cash and shares of our common stock, then the consideration due upon conversion will be determined over an observation period consisting of 30 “VWAP Trading Days” (as defined in the indenture). The conversion rate and conversion price will be subject to customary adjustments upon the occurrence of certain events. In addition, if certain corporate events that constitute a “Make-Whole Fundamental Change” (as defined in the indenture) occur, then the conversion rate will, in certain circumstances, be increased for a specified period of time.
Redemption
The Convertible Notes will also be redeemable, in whole or in part, at our option at any time, and from time to time, on or after October 15, 2024 through on or before the 30th scheduled trading day immediately before the maturity date, at a cash redemption price equal to the principal amount of the Convertible Notes to be redeemed, plus accrued interest, if any, thereon to, but excluding, the redemption date, but only if certain liquidity conditions described in the indenture are satisfied and certain conditions are met with respect to the last reported sale price per share of our common stock prior to conversion. In addition, calling any note for redemption will also constitute a Make-Whole Fundamental Change with respect to that note, in which case the conversion rate applicable to the conversion of that note will be increased in certain circumstances if it is converted after it is called for redemption.
See Note 1 for our accounting policy as it relates to the Convertible Notes.
Material Changes to Debt Arrangements
During the year ended December 31, 2021, we:
•issued Convertible Notes, as discussed above;
•paid off the seller note issued in 2020 for a total payment of $269,864, consisting of outstanding principal of $250,000 and accrued interest of $19,864, and paid off the other financing arrangements assumed in connection with the acquisition of Galileo;
•opened two student loan warehouse facilities with an aggregate maximum available capacity of $650,000;
•opened one personal loan warehouse facility with a maximum available capacity of $300,000 and closed one personal loan warehouse facility that had a maximum available capacity of $250,000;
•had one home loan warehouse facility mature that had a maximum available capacity of $150,000;
•opened one credit card warehouse facility with a maximum available capacity of $100,000; and
•opened one risk retention warehouse facility.
Our warehouse and securitization debt is secured by a continuing lien and security interest in the loans financed by the proceeds. Within each of our debt facilities, we must comply with certain operating and financial covenants. These financial covenants include, but are not limited to, maintaining: (i) a certain minimum tangible net worth, (ii) minimum cash and cash equivalents, and (iii) a maximum leverage ratio of total debt to tangible net worth. Our debt covenants can lead to restricted cash classifications in our consolidated balance sheets. Our subsidiaries are restricted in the amount that can be distributed to the parent company only to the extent that such distributions would cause the financial covenants to not be met. We were in compliance with all financial covenants.
We act as a guarantor for our wholly-owned subsidiaries in several arrangements in the case of default. As of December 31, 2021, we have not identified any risks of nonpayment by our wholly-owned subsidiaries.
Maturities of Borrowings
As of December 31, 2021, future maturities of our outstanding debt with scheduled payments, which included our revolving credit facility and convertible notes, were as follows:

2022	$—
2023	486,000
2024	—
2025	—
2026	1,200,000
Thereafter	—
Total	$1,686,000